CONCENTRATION OF RISK (Details) - Credit risk	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	¥ 46,523,000	$ 6,745,000	¥ 26,389,000
Hong Kong Special Administration Region
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	46,000	7,000	4,386,000
United Kingdom
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	10,687,000	1,549,000	3,363,000
United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	¥ 30,250,000	$ 4,386,000	¥ 11,373,000